Fair value measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair value measurement
Impairment of long-term investments	¥ 4,000	$ 580	¥ 0	¥ 1,000
Impairment on acquired intangible assets and fixed assets	29,938		0	¥ 0
Nonrecurring
Fair value measurement
Financial assets, measured at fair value	0		0
Financial liabilities, measured at fair value	¥ 0		¥ 0